Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Entity Registrant Name	FLOWERS FOODS, INC.
Amendment Flag	false
Entity Central Index Key	0001128928
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Incorporation State Country Code	GA
Entity File Number	1-16247
Entity Tax Identification Number	58-2582379
Entity Address, Postal Zip Code	31757
City Area Code	(229)
Local Phone Number	226-9110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false